COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

9.    COMMITMENTS AND CONTINGENCIES:

Legal proceedings

In the normal course of business, the Company may become involved in legal disputes regarding various litigation matters. In the opinion of management, any potential liabilities resulting from such claims would not have a material effect on the consolidated financial statements.

Capital expenditure commitments contracted for but not yet incurred totaled $1,422 thousand and primarily consists of purchase commitments in the normal course of business for research & development services, communications infrastructure and administrative services.